Bank and other Loans and Banking Facilities - Summary of Schedule of Bank Loan other Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Current portion of long term bank loans	$ 27,860	$ 18,157	$ 15,762	$ 5,224	$ 122,883
Short term third party loans	7,649	6,243	0	0	0
Total short-term debt	35,509	24,400	15,762	5,224	122,883
Total Long term bank loans	134,663	146,295	164,580	184,766	123,159
Debt issuance cost	0	0	0	0	(276)
Less: current maturities	(27,860)	(18,157)	(15,762)	(5,224)	(122,883)
Long term bank loans	$ 106,803	$ 128,138	$ 148,818	$ 179,542	$ 0